Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares		6 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Weighted average number of shares diluted	[1]	24,486,243	150,146
Loss per share - diluted		$ (0.86)	$ (81.10)

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022 and the alteration of the authorized issued share capital from ordinary shares into Class A and Class B ordinary shares on March 24, 2023